Derivative Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Warrant liabilities [Abstract]
Schedule of assumptions used in calculating estimated fair value of such warrant liabilities
	March 31, 2023	December 31, 2022
Volatility	39.5%	85.0% – 91.8%
Risk-free rate	3.75% – 4.20%	3.8% – 3.9%
Contractual term (years)	1.76 – 3.60	6.1 – 9.9
Exercise price	8.94 – 14.12	4.64 – 14.04
Number of warrants in aggregate	1,610,731	1,610,731

	As of December, 31
	2022	2021
Volatility	85.0% – 91.8%	58.0%
Risk-free rate	3.8% – 3.9%	0.22%
Contractual term (years)	6.1 – 9.9	0.58
Exercise price	500 – 1,512	963 – 1,406
Number of warrants in aggregate	14,961.265	4,606.027

Schedule of assumptions used in calculating estimated fair value of public warrants and private placement warrants
March 31, 2023
Volatility	39.5%
Risk-free rate	3.54%
Dividend yield	0%
Stock price	$2.52
Remaining term (years)	4.98
Exercise price	$11.50
Number of warrants in aggregate	13,825,000